Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Liabilities [Abstract]
Within one year	$ 19	$ 17
In the second to fifth year, inclusive	56	63
Over fifth year	112	116
Lease liabilities, Total	$ 187	$ 196